Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust
Entity Central Index Key	0001314414
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000131094
Shareholder Report [Line Items]
Fund Name	DF Tactical Dividend Fund
Class Name	Class A
Trading Symbol	PWDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DF Tactical Dividend Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.donoghueforlinesfunds.com/forms/. You can also request this information by contacting us at 1-877-779-7462
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-779-7462
Additional Information Website	https://www.donoghueforlinesfunds.com/forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$95	1.79%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.79%	[1]
AssetsNet	$ 66,307,338
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 339,102
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$66,307,338 Number of Portfolio Holdings54 Advisory Fee $339,102 Portfolio Turnover9%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	7.0%
Common Stocks	91.5%
Money Market Funds	1.5%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-7.5%
Money Market Funds	1.6%
Consumer Discretionary	3.7%
Consumer Staples	3.9%
Real Estate	4.0%
Materials	4.0%
Technology	5.5%
Utilities	5.8%
Communications	6.2%
Collateral for Securities Loaned	7.5%
Industrials	8.0%
Energy	9.6%
Health Care	16.1%
Financials	31.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Comcast Corporation - Class A	2.1%
Merck & Company, Inc.	2.1%
Bristol-Myers Squibb Company	2.1%
Citigroup, Inc.	2.1%
Amgen, Inc.	2.1%
Lockheed Martin Corporation - Class B	2.0%
L3Harris Technologies, Inc.	2.0%
CME Group, Inc.	2.0%
Verizon Communications, Inc.	2.0%
Simon Property Group, Inc.	2.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus dated October 28, 2025, which is available at https://www.donoghueforlinesfunds.com/forms/ or upon request at 1-877-779-7462. Effective October 28, 2025, the Donoghue Forlines Dividend Fund changed its name to the DF Tactical Dividend Fund.

C000148993
Shareholder Report [Line Items]
Fund Name	DF Tactical Dividend Fund
Class Name	Class C
Trading Symbol	PWDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DF Tactical Dividend Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.donoghueforlinesfunds.com/forms/. You can also request this information by contacting us at 1-877-779-7462
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-779-7462
Additional Information Website	https://www.donoghueforlinesfunds.com/forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$134	2.54%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	2.54%	[2]
AssetsNet	$ 66,307,338
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 339,102
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$66,307,338 Number of Portfolio Holdings54 Advisory Fee $339,102 Portfolio Turnover9%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	7.0%
Common Stocks	91.5%
Money Market Funds	1.5%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-7.5%
Money Market Funds	1.6%
Consumer Discretionary	3.7%
Consumer Staples	3.9%
Real Estate	4.0%
Materials	4.0%
Technology	5.5%
Utilities	5.8%
Communications	6.2%
Collateral for Securities Loaned	7.5%
Industrials	8.0%
Energy	9.6%
Health Care	16.1%
Financials	31.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Comcast Corporation - Class A	2.1%
Merck & Company, Inc.	2.1%
Bristol-Myers Squibb Company	2.1%
Citigroup, Inc.	2.1%
Amgen, Inc.	2.1%
Lockheed Martin Corporation - Class B	2.0%
L3Harris Technologies, Inc.	2.0%
CME Group, Inc.	2.0%
Verizon Communications, Inc.	2.0%
Simon Property Group, Inc.	2.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus dated October 28, 2025, which is available at https://www.donoghueforlinesfunds.com/forms/ or upon request at 1-877-779-7462. Effective October 28, 2025, the Donoghue Forlines Dividend Fund changed its name to the DF Tactical Dividend Fund.

C000131095
Shareholder Report [Line Items]
Fund Name	DF Tactical Dividend Fund
Class Name	Class I
Trading Symbol	PWDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DF Tactical Dividend Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.donoghueforlinesfunds.com/forms/. You can also request this information by contacting us at 1-877-779-7462
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-779-7462
Additional Information Website	https://www.donoghueforlinesfunds.com/forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$82	1.54%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.54%	[3]
AssetsNet	$ 66,307,338
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 339,102
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$66,307,338 Number of Portfolio Holdings54 Advisory Fee $339,102 Portfolio Turnover9%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	7.0%
Common Stocks	91.5%
Money Market Funds	1.5%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-7.5%
Money Market Funds	1.6%
Consumer Discretionary	3.7%
Consumer Staples	3.9%
Real Estate	4.0%
Materials	4.0%
Technology	5.5%
Utilities	5.8%
Communications	6.2%
Collateral for Securities Loaned	7.5%
Industrials	8.0%
Energy	9.6%
Health Care	16.1%
Financials	31.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Comcast Corporation - Class A	2.1%
Merck & Company, Inc.	2.1%
Bristol-Myers Squibb Company	2.1%
Citigroup, Inc.	2.1%
Amgen, Inc.	2.1%
Lockheed Martin Corporation - Class B	2.0%
L3Harris Technologies, Inc.	2.0%
CME Group, Inc.	2.0%
Verizon Communications, Inc.	2.0%
Simon Property Group, Inc.	2.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus dated October 28, 2025, which is available at https://www.donoghueforlinesfunds.com/forms/ or upon request at 1-877-779-7462. Effective October 28, 2025, the Donoghue Forlines Dividend Fund changed its name to the DF Tactical Dividend Fund.

C000169555
Shareholder Report [Line Items]
Fund Name	DF Tactical Momentum Fund
Class Name	Class A
Trading Symbol	MOJAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DF Tactical Momentum Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.donoghueforlinesfunds.com/forms/. You can also request this information by contacting us at 1-877-779-7462
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-779-7462
Additional Information Website	https://www.donoghueforlinesfunds.com/forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$119	2.25%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	2.25%	[4]
AssetsNet	$ 42,162,067
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 354,694
InvestmentCompanyPortfolioTurnover	123.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$42,162,067
Number of Portfolio Holdings	52
Advisory Fee	$354,694
Portfolio Turnover	123%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	6.4%
Common Stocks	92.2%
Money Market Funds	1.4%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-7.1%
Money Market Funds	1.5%
Utilities	1.9%
Materials	2.0%
Energy	3.9%
Real Estate	4.0%
Consumer Staples	6.1%
Collateral for Securities Loaned	6.8%
Consumer Discretionary	7.9%
Health Care	8.2%
Industrials	9.3%
Communications	10.1%
Financials	14.3%
Technology	31.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Micron Technology, Inc.	2.2%
Eli Lilly & Company	2.2%
Ciena Corporation	2.1%
W R Berkley Corporation	2.1%
Chubb Ltd.	2.1%
Take-Two Interactive Software, Inc.	2.1%
Monster Beverage Corporation	2.1%
Casey's General Stores, Inc.	2.1%
Loews Corporation	2.1%
Sandisk Corporation	2.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus dated October 28, 2025, which is available at https://www.donoghueforlinesfunds.com/forms/ or upon request at 1-877-779-7462. Effective October 28, 2025, the Donoghue Forlines Momentum Fund changed its name to the DF Tactical Momentum Fund.

C000169556
Shareholder Report [Line Items]
Fund Name	DF Tactical Momentum Fund
Class Name	Class C
Trading Symbol	MOJCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DF Tactical Momentum Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.donoghueforlinesfunds.com/forms/. You can also request this information by contacting us at 1-877-779-7462
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-779-7462
Additional Information Website	https://www.donoghueforlinesfunds.com/forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$158	3.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	3.00%	[5]
AssetsNet	$ 42,162,067
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 354,694
InvestmentCompanyPortfolioTurnover	123.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$42,162,067
Number of Portfolio Holdings	52
Advisory Fee	$354,694
Portfolio Turnover	123%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	6.4%
Common Stocks	92.2%
Money Market Funds	1.4%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-7.1%
Money Market Funds	1.5%
Utilities	1.9%
Materials	2.0%
Energy	3.9%
Real Estate	4.0%
Consumer Staples	6.1%
Collateral for Securities Loaned	6.8%
Consumer Discretionary	7.9%
Health Care	8.2%
Industrials	9.3%
Communications	10.1%
Financials	14.3%
Technology	31.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Micron Technology, Inc.	2.2%
Eli Lilly & Company	2.2%
Ciena Corporation	2.1%
W R Berkley Corporation	2.1%
Chubb Ltd.	2.1%
Take-Two Interactive Software, Inc.	2.1%
Monster Beverage Corporation	2.1%
Casey's General Stores, Inc.	2.1%
Loews Corporation	2.1%
Sandisk Corporation	2.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus dated October 28, 2025, which is available at https://www.donoghueforlinesfunds.com/forms/ or upon request at 1-877-779-7462. Effective October 28, 2025, the Donoghue Forlines Momentum Fund changed its name to the DF Tactical Momentum Fund.

C000169557
Shareholder Report [Line Items]
Fund Name	DF Tactical Momentum Fund
Class Name	Class I
Trading Symbol	MOJOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DF Tactical Momentum Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.donoghueforlinesfunds.com/forms/. You can also request this information by contacting us at 1-877-779-7462
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-779-7462
Additional Information Website	https://www.donoghueforlinesfunds.com/forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$106	2.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	2.00%	[6]
AssetsNet	$ 42,162,067
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 354,694
InvestmentCompanyPortfolioTurnover	123.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$42,162,067
Number of Portfolio Holdings	52
Advisory Fee	$354,694
Portfolio Turnover	123%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	6.4%
Common Stocks	92.2%
Money Market Funds	1.4%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-7.1%
Money Market Funds	1.5%
Utilities	1.9%
Materials	2.0%
Energy	3.9%
Real Estate	4.0%
Consumer Staples	6.1%
Collateral for Securities Loaned	6.8%
Consumer Discretionary	7.9%
Health Care	8.2%
Industrials	9.3%
Communications	10.1%
Financials	14.3%
Technology	31.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Micron Technology, Inc.	2.2%
Eli Lilly & Company	2.2%
Ciena Corporation	2.1%
W R Berkley Corporation	2.1%
Chubb Ltd.	2.1%
Take-Two Interactive Software, Inc.	2.1%
Monster Beverage Corporation	2.1%
Casey's General Stores, Inc.	2.1%
Loews Corporation	2.1%
Sandisk Corporation	2.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus dated October 28, 2025, which is available at https://www.donoghueforlinesfunds.com/forms/ or upon request at 1-877-779-7462. Effective October 28, 2025, the Donoghue Forlines Momentum Fund changed its name to the DF Tactical Momentum Fund.

C000193677
Shareholder Report [Line Items]
Fund Name	DF Tactical Yield Fund
Class Name	Class A
Trading Symbol	FLOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DF Tactical Yield Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.donoghueforlinesfunds.com/forms/. You can also request this information by contacting us at 1-877-779-7462
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-779-7462
Additional Information Website	https://www.donoghueforlinesfunds.com/forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$78	1.53%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.53%	[7]
AssetsNet	$ 48,689,497
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 207,509
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$48,689,497
Number of Portfolio Holdings	8
Advisory Fee	$207,509
Portfolio Turnover	3%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	10.4%
Exchange-Traded Funds	37.7%
Money Market Funds	1.0%
Open End Funds	50.9%

Asset Weighting (% of total investments)

Value	Value
Liabilities in Excess of Other Assets	-11.8%
Money Market Funds	1.1%
Collateral for Securities Loaned	11.6%
Fixed Income	99.1%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
Virtus Seix Floating Rate High Income Fund - Class I	19.1%
Lord Abbett Floating Rate Fund - Class I	19.0%
BlackRock Floating Rate Income Portfolio - Institutional Class	18.8%
State Street SPDR Portfolio High Yield Bond ETF	18.0%
State Street SPDR Blackstone Senior Loan ETF	12.8%
Invesco Senior Loan ETF	11.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus dated October 28, 2025, which is available at https://www.donoghueforlinesfunds.com/forms/ or upon request at 1-877-779-7462. Effective October 28, 2025, the Donoghue Forlines Risk Managed Income Fund changed its name to the DF Tactical Yield Fund.

C000193678
Shareholder Report [Line Items]
Fund Name	DF Tactical Yield Fund
Class Name	Class C
Trading Symbol	FLOCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DF Tactical Yield Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.donoghueforlinesfunds.com/forms/. You can also request this information by contacting us at 1-877-779-7462
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-779-7462
Additional Information Website	https://www.donoghueforlinesfunds.com/forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$116	2.28%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	2.28%	[8]
AssetsNet	$ 48,689,497
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 207,509
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$48,689,497
Number of Portfolio Holdings	8
Advisory Fee	$207,509
Portfolio Turnover	3%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	10.4%
Exchange-Traded Funds	37.7%
Money Market Funds	1.0%
Open End Funds	50.9%

Asset Weighting (% of total investments)

Value	Value
Liabilities in Excess of Other Assets	-11.8%
Money Market Funds	1.1%
Collateral for Securities Loaned	11.6%
Fixed Income	99.1%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
Virtus Seix Floating Rate High Income Fund - Class I	19.1%
Lord Abbett Floating Rate Fund - Class I	19.0%
BlackRock Floating Rate Income Portfolio - Institutional Class	18.8%
State Street SPDR Portfolio High Yield Bond ETF	18.0%
State Street SPDR Blackstone Senior Loan ETF	12.8%
Invesco Senior Loan ETF	11.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus dated October 28, 2025, which is available at https://www.donoghueforlinesfunds.com/forms/ or upon request at 1-877-779-7462. Effective October 28, 2025, the Donoghue Forlines Risk Managed Income Fund changed its name to the DF Tactical Yield Fund.

C000193679
Shareholder Report [Line Items]
Fund Name	DF Tactical Yield Fund
Class Name	Class I
Trading Symbol	FLOTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DF Tactical Yield Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.donoghueforlinesfunds.com/forms/. You can also request this information by contacting us at 1-877-779-7462
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-779-7462
Additional Information Website	https://www.donoghueforlinesfunds.com/forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$65	1.28%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.28%	[9]
AssetsNet	$ 48,689,497
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 207,509
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$48,689,497
Number of Portfolio Holdings	8
Advisory Fee	$207,509
Portfolio Turnover	3%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	10.4%
Exchange-Traded Funds	37.7%
Money Market Funds	1.0%
Open End Funds	50.9%

Asset Weighting (% of total investments)

Value	Value
Liabilities in Excess of Other Assets	-11.8%
Money Market Funds	1.1%
Collateral for Securities Loaned	11.6%
Fixed Income	99.1%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
Virtus Seix Floating Rate High Income Fund - Class I	19.1%
Lord Abbett Floating Rate Fund - Class I	19.0%
BlackRock Floating Rate Income Portfolio - Institutional Class	18.8%
State Street SPDR Portfolio High Yield Bond ETF	18.0%
State Street SPDR Blackstone Senior Loan ETF	12.8%
Invesco Senior Loan ETF	11.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus dated October 28, 2025, which is available at https://www.donoghueforlinesfunds.com/forms/ or upon request at 1-877-779-7462. Effective October 28, 2025, the Donoghue Forlines Risk Managed Income Fund changed its name to the DF Tactical Yield Fund.

C000199674
Shareholder Report [Line Items]
Fund Name	DF Tactical Allocation Fund
Class Name	Class A
Trading Symbol	GTAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DF Tactical Allocation Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.donoghueforlinesfunds.com/forms/. You can also request this information by contacting us at 1-877-779-7462
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-779-7462
Additional Information Website	https://www.donoghueforlinesfunds.com/forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	0.96%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.96%	[10]
AssetsNet	$ 25,018,400
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$25,018,400 Number of Portfolio Holdings9 Advisory Fee (net of waivers)$0 Portfolio Turnover67%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	0.0%
Exchange-Traded Funds	55.7%
Money Market Funds	1.0%
Open End Funds	43.3%

Asset Weighting (% of total investments)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	1.0%
Fixed Income	47.4%
Equity	51.8%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
DF Tactical Dividend Fund - Class I	25.7%
DF Tactical Momentum Fund - Class I	17.7%
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	13.1%
SPDR Portfolio Aggregate Bond ETF	13.1%
SPDR Blackstone Senior Loan ETF	13.0%
DF Tactical 30 ETF	8.4%
SPDR Portfolio High Yield Bond ETF	8.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus dated October 28, 2025, which is available at https://www.donoghueforlinesfunds.com/forms/ or upon request at 1-877-779-7462. Effective October 28, 2025, the Donoghue Forlines Tactical Allocation Fund changed its name to the DF Tactical Allocation Fund.

C000199675
Shareholder Report [Line Items]
Fund Name	DF Tactical Allocation Fund
Class Name	Class C
Trading Symbol	GLACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DF Tactical Allocation Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.donoghueforlinesfunds.com/forms/. You can also request this information by contacting us at 1-877-779-7462
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-779-7462
Additional Information Website	https://www.donoghueforlinesfunds.com/forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$89	1.71%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.71%	[11]
AssetsNet	$ 25,018,400
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$25,018,400 Number of Portfolio Holdings9 Advisory Fee (net of waivers)$0 Portfolio Turnover67%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	0.0%
Exchange-Traded Funds	55.7%
Money Market Funds	1.0%
Open End Funds	43.3%

Asset Weighting (% of total investments)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	1.0%
Fixed Income	47.4%
Equity	51.8%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
DF Tactical Dividend Fund - Class I	25.7%
DF Tactical Momentum Fund - Class I	17.7%
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	13.1%
SPDR Portfolio Aggregate Bond ETF	13.1%
SPDR Blackstone Senior Loan ETF	13.0%
DF Tactical 30 ETF	8.4%
SPDR Portfolio High Yield Bond ETF	8.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus dated October 28, 2025, which is available at https://www.donoghueforlinesfunds.com/forms/ or upon request at 1-877-779-7462. Effective October 28, 2025, the Donoghue Forlines Tactical Allocation Fund changed its name to the DF Tactical Allocation Fund.

C000199676
Shareholder Report [Line Items]
Fund Name	DF Tactical Allocation Fund
Class Name	Class I
Trading Symbol	GTAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DF Tactical Allocation Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.donoghueforlinesfunds.com/forms/. You can also request this information by contacting us at 1-877-779-7462
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-779-7462
Additional Information Website	https://www.donoghueforlinesfunds.com/forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$37	0.71%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.71%	[12]
AssetsNet	$ 25,018,400
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$25,018,400 Number of Portfolio Holdings9 Advisory Fee (net of waivers)$0 Portfolio Turnover67%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	0.0%
Exchange-Traded Funds	55.7%
Money Market Funds	1.0%
Open End Funds	43.3%

Asset Weighting (% of total investments)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	1.0%
Fixed Income	47.4%
Equity	51.8%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
DF Tactical Dividend Fund - Class I	25.7%
DF Tactical Momentum Fund - Class I	17.7%
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	13.1%
SPDR Portfolio Aggregate Bond ETF	13.1%
SPDR Blackstone Senior Loan ETF	13.0%
DF Tactical 30 ETF	8.4%
SPDR Portfolio High Yield Bond ETF	8.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus dated October 28, 2025, which is available at https://www.donoghueforlinesfunds.com/forms/ or upon request at 1-877-779-7462. Effective October 28, 2025, the Donoghue Forlines Tactical Allocation Fund changed its name to the DF Tactical Allocation Fund.

C000091243
Shareholder Report [Line Items]
Fund Name	DF Tactical Income Fund
Class Name	Class A
Trading Symbol	PWRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DF Tactical Income Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.donoghueforlinesfunds.com/forms/. You can also request this information by contacting us at 1-877-779-7462
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-779-7462
Additional Information Website	https://www.donoghueforlinesfunds.com/forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$88	1.73%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.73%	[13]
AssetsNet	$ 90,293,271
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 430,521
InvestmentCompanyPortfolioTurnover	106.00%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.0%
Money Market Funds	2.0%

Asset Weighting (% of total investments)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	2.0%
Fixed Income	98.2%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	32.7%
SPDR Portfolio Aggregate Bond ETF	32.7%
State Street SPDR Portfolio High Yield Bond ETF	16.5%
State Street SPDR Blackstone Senior Loan ETF	16.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus dated October 28, 2025, which is available at https://www.donoghueforlinesfunds.com/forms/ or upon request at 1-877-779-7462. Effective October 28, 2025, the Donoghue Forlines Tactical Income Fund changed its name to the DF Tactical Income Fund.

C000091244
Shareholder Report [Line Items]
Fund Name	DF Tactical Income Fund
Class Name	Class C
Trading Symbol	PWRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DF Tactical Income Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.donoghueforlinesfunds.com/forms/. You can also request this information by contacting us at 1-877-779-7462
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-779-7462
Additional Information Website	https://www.donoghueforlinesfunds.com/forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$126	2.48%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	2.48%	[14]
AssetsNet	$ 90,293,271
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 430,521
InvestmentCompanyPortfolioTurnover	106.00%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.0%
Money Market Funds	2.0%

Asset Weighting (% of total investments)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	2.0%
Fixed Income	98.2%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	32.7%
SPDR Portfolio Aggregate Bond ETF	32.7%
State Street SPDR Portfolio High Yield Bond ETF	16.5%
State Street SPDR Blackstone Senior Loan ETF	16.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus dated October 28, 2025, which is available at https://www.donoghueforlinesfunds.com/forms/ or upon request at 1-877-779-7462. Effective October 28, 2025, the Donoghue Forlines Tactical Income Fund changed its name to the DF Tactical Income Fund.

C000091245
Shareholder Report [Line Items]
Fund Name	DF Tactical Income Fund
Class Name	Class I
Trading Symbol	PWRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DF Tactical Income Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.donoghueforlinesfunds.com/forms/. You can also request this information by contacting us at 1-877-779-7462
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-779-7462
Additional Information Website	https://www.donoghueforlinesfunds.com/forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$75	1.48%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.48%	[15]
AssetsNet	$ 90,293,271
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 430,521
InvestmentCompanyPortfolioTurnover	106.00%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.0%
Money Market Funds	2.0%

Asset Weighting (% of total investments)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	2.0%
Fixed Income	98.2%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	32.7%
SPDR Portfolio Aggregate Bond ETF	32.7%
State Street SPDR Portfolio High Yield Bond ETF	16.5%
State Street SPDR Blackstone Senior Loan ETF	16.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus dated October 28, 2025, which is available at https://www.donoghueforlinesfunds.com/forms/ or upon request at 1-877-779-7462. Effective October 28, 2025, the Donoghue Forlines Tactical Income Fund changed its name to the DF Tactical Income Fund.

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